Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost [Abstract]
Due in one year or less	$ 70,130
Due in after one year through five years	50,442
Due after five years through ten years	12,000
Amortized Cost	387,463	$ 484,513
Fair Value [Abstract]
Due in one year or less	69,623
Due in after one year through five years	49,332
Due after five years through ten years	11,961
Total securities available for sale	358,185	452,289
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	239,420
Amortized Cost	239,420	263,182
Fair Value [Abstract]
Securities, fair value	213,128
Total securities available for sale	213,128	237,677
Small Business Administration - Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	15,471
Amortized Cost	15,471	18,740
Fair Value [Abstract]
Securities, fair value	14,141
Total securities available for sale	$ 14,141	$ 17,186